Other Operating Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2021	2022	2023
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥13,663	¥11,195	¥—
Gain on sales of property, plant and equipment and investment property	4,734	1,148	2,094
Gain on divestment of business to Teva Takeda Yakuhin	1,460	1,414	6,807
Gain on divestment of business and subsidiaries (Note 19)	228,923	5,602	—
Change in estimate of liabilities related to SHP647	60,179	—	4,102
Other	9,061	23,762	12,421
Total	¥318,020	¥43,123	¥25,424

Other operating expenses:
Donations and contributions	¥8,412	¥8,255	¥7,685
Restructuring expenses (Note 23)	115,875	83,836	59,234
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	72,940	—	3,991
Valuation reserve for pre-launch inventories	19,486	20,723	9,466
Impairment of assets held for sale (Note 19)	530	—	4,693
Other	41,652	46,261	60,178
Total	¥258,895	¥159,075	¥145,247